Restructuring, Acquisition and Integration Related Charges - Additional Information (Detail) (Restructuring Acquisition and Integration Charges, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restructuring Acquisition and Integration Charges
Restructuring Acquisition and Integration Charges [Line Items]
Restructuring, acquisition and integration charges	$ 91.6
Restructuring, acquisition and integration charges net of tax	$ 59.8